T. ROWE PRICE REAL ESTATE FUND
September 30, 2019 (Unaudited)

Portfolio of Investments‡	Shares	$ Value
(Cost and value in $000s)
COMMON STOCKS 98.2%
REAL ESTATE 98.2%
AGRICULTURE/LAND 1.5%
Rayonier, REIT	605,400	17,072
Weyerhaeuser, REIT	1,337,860	37,059
		54,131
APARTMENT RESIDENTIAL 26.9%
American Campus Communities, REIT	1,864,849	89,662
AvalonBay Communities, REIT	1,151,600	247,974
Camden Property Trust, REIT	1,612,900	179,048
Equity LifeStyle Properties, REIT	309,100	41,295
Equity Residential, REIT	2,519,800	217,358
Essex Property Trust, REIT	577,342	188,589
		963,926
DIVERSIFIED 3.1%
Alexander & Baldwin, REIT	1,459,445	35,771
JBG SMITH Properties, REIT	1,886,955	73,988
		109,759
HEALTHCARE 9.8%
Alexandria Real Estate Equities, REIT	941,637	145,050
Healthcare Realty Trust, REIT	3,654,200	122,416
Healthcare Trust of America, Class A, REIT	2,875,600	84,485
		351,951
INDUSTRIAL 15.7%
EastGroup Properties, REIT	478,000	59,759
First Industrial Realty Trust, REIT	950,452	37,600
Prologis, REIT	3,568,941	304,145
PS Business Parks, REIT	232,100	42,231
Rexford Industrial Realty, REIT	718,400	31,624
Terreno Realty, REIT	1,674,500	85,550
		560,909

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE REAL ESTATE FUND

	Shares	$ Value
(Cost and value in $000s)

LODGING/LEISURE 5.1%
Hilton Worldwide Holdings	384,058	35,760
Host Hotels & Resorts, REIT	4,164,500	72,004
Pebblebrook Hotel Trust, REIT	656,400	18,261
Sunstone Hotel Investors, REIT	4,182,590	57,469
		183,494
OFFICE 14.7%
Boston Properties, REIT	401,500	52,058
Douglas Emmett, REIT	3,070,400	131,505
Highwoods Properties, REIT	1,165,900	52,396
Hudson Pacific Properties, REIT	1,940,198	64,919
Kilroy Realty, REIT	595,300	46,368
Paramount Group, REIT	1,161,100	15,501
SL Green Realty, REIT	1,233,300	100,822
Vornado Realty Trust, REIT	968,200	61,645
		525,214
REGIONAL MALL 5.6%
Macerich, REIT	2,975,100	93,983
Simon Property Group, REIT	683,500	106,387
		200,370
SELF STORAGE 8.7%
CubeSmart, REIT	2,863,000	99,919
Public Storage, REIT	862,500	211,545
		311,464
SHOPPING CENTER 7.1%
Acadia Realty Trust, REIT	2,087,206	59,652
Federal Realty Investment Trust, REIT	489,500	66,641
Regency Centers, REIT	1,358,792	94,423
Urban Edge Properties, REIT	1,740,750	34,449
		255,165
Total Real Estate		3,516,383
Total Common Stocks (Cost $1,746,616)		3,516,383

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE REAL ESTATE FUND

	Shares	$ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 1.1%
Money Market Funds 1.1%
T. Rowe Price Government Reserve Fund, 2.00% (1)(2)	39,664,502	39,665
Total Short-Term Investments (Cost $39,665)		39,665

Total Investments in Securities 99.3%
(Cost $1,786,281)		$3,556,048
Other Assets Less Liabilities 0.7%		24,676
Net Assets 100.0%		$3,580,724

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Affiliated Companies
(2) Seven-day yield
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE REAL ESTATE FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate		(Loss)	Gain/Loss	Income
T. Rowe Price Government
Reserve Fund	$	—#	$—	$1,050+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	12/31/18	Cost	Cost	9/30/19
T. Rowe Price Government
Reserve Fund	$53,265	¤	¤	$39,665^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $1,050 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $39,665.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE REAL ESTATE FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Real Estate Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE REAL ESTATE FUND

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices.
Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
On September 30, 2019, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.